Long-Term Debt, Short-Term Debt, and Financing Arrangements - Summary of Long-Term Debt Obligations (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Senior Tranche A Term Loan Due 2017 Through 2020 | Term Loan [Member] | Tenneco Inc. (Parent Company)
Debt Instrument [Line Items]
Average effective interest rate		2.20%
Senior Tranche A Term Loan due 2017 through 2022 | Term Loan [Member] | Tenneco Inc. (Parent Company)
Debt Instrument [Line Items]
Average effective interest rate	2.90%
5 3/8% Senior Notes due 2024 | Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	5.375%
5 3/8% Senior Notes due 2024 | Senior Notes [Member] | Tenneco Inc. (Parent Company)
Debt Instrument [Line Items]
Stated interest rate	5.375%
5% Senior Notes Due 2026
Debt Instrument [Line Items]
Stated interest rate	5.00%
5% Senior Notes Due 2026 | Senior Notes [Member] | Tenneco Inc. (Parent Company)
Debt Instrument [Line Items]
Stated interest rate	5.00%
Other Long Term Debt Due 2020 | Other Long Term Debt [Member] | Other subsidiaries
Debt Instrument [Line Items]
Average effective interest rate	1.70%	1.70%
Notes Due 2018 Through 2028 | Notes Payable, Other Payables [Member] | Other subsidiaries
Debt Instrument [Line Items]
Average effective interest rate	0.30%	0.20%
Revolver Borrowings Due 2019 [Member] | Line of Credit [Member] | Tenneco Inc. (Parent Company)
Debt Instrument [Line Items]
Average effective interest rate		2.30%
Revolver Borrowings Due 2022 [Member] | Line of Credit [Member] | Tenneco Inc. (Parent Company)
Debt Instrument [Line Items]
Average effective interest rate	3.80%